Fixed Assets	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Fixed Assets

Note 5 Fixed Assets

The components of fixed assets are summarized as follows:

	December 31, 2024	December 31, 2023
Office equipment	$28,019	$3,335
Medical equipment	123,094	1,000
Furniture	5,046	—
Leased equipment	736,624	—
Leasehold improvements	6,604	—
	899,387	4,335
Less: Accumulated depreciation	(219,145)	(678)
Fixed assets, net	$680,242	$3,657

The Company recorded $17,834 and $678 in depreciation expense during the years ended December 31, 2024 and 2023, respectively. Depreciation on the leased equipment is included in the accumulated depreciation. During the year ended December 31, 2024 the Company (as the successor of VSee Lab for accounting purposes) recorded $200,633 in depreciation expenses related to the leased equipment.

As a result of the acquisition of iDoc due to closing of the Business Combination on June 24, 2024 (see Note 4 Business Combination), the Company acquired, at fair value, $736,624, $79,801, $11,709, $6,604 and $5,045 of leased equipment, medical equipment, office equipment, leasehold improvements and furniture, respectively.